Average Annual Total Returns - Legg Mason Global Infrastructure ETF - Legg Mason Global Infrastructure ETF	Mar. 01, 2021
Average Annual Return:
1 Year	(3.75%)
Since Inception	7.61%
Inception Date	Dec. 29, 2016
After Taxes on Distributions
Average Annual Return:
1 Year	(4.35%)
Since Inception	6.91%
After Taxes on Distributions and Sales
Average Annual Return:
1 Year	(1.62%)
Since Inception	6.00%